Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Long-term Investments
Investments in equity method investees	¥ 1,137,774		¥ 736,551
Equity investments with readily determinable fair values	3,551,545		612,465
Equity investments without readily determinable fair values	4,604,549		3,896,092
Total	¥ 9,293,868	$ 1,334,980	¥ 5,245,108